CASH AND CASH EQUIVALENTS - Summary of Cash and Cash Equivalents (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Due from Banks	$ 6,161,588,760	$ 7,322,813,233	$ 3,386,654,633	$ 4,718,751,562
Active Repo Transactions Debtors	61,046,347	0	2,949,243,387	2,743,998,555
Loans to Financial Institutions	12,500,000	44,839,044	0	14,185,443
Overnight Placements in Foreign Banks	138,327,012	335,778,093	149,057,661	41,562,209
Investment Mutual Funds (Money Market)	53,526,408	123,743,328	120,437,215	115,342,332
Government Securities Maturing up to 90 days	0	0	0	62,754,861
Time Deposits	0	0	0	28,181,202
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A.	326,325,820	213,906,079	0	0
Total Cash and Cash Equivalents	$ 6,753,314,347	$ 8,041,079,777	$ 6,605,392,896	$ 7,724,776,164